Annual Total Returns- JPMorgan Realty Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Realty Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.49%	16.24%	0.50%	30.52%	2.62%	3.98%	3.67%	(7.41%)	29.63%	(4.23%)